Government Bonds, And Other Assets - Summary of Roll forward of the Mexican Bonds (Detail) - Mexican Bonds - Mexican Government - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Roll Forward Related to the Promissory Notes [Roll Forward]
Balance as of the beginning of the year	$ 35,875,353	$ 64,132,418
Government Bonds collected (1)	(14,359,299)	(28,096,861)
Accrued interest	1,759,219	4,612,403
Interests received from bonds	(1,819,299)	(4,854,744)
Amortized cost	(21,335)	79,410
Reversal of impairment of bonds	1,297	2,727
Balance at the end of the year	$ 21,435,936	$ 35,875,353